Advances to/from Related Parties	12 Months Ended
May 31, 2012
Advances Tofrom Related Parties
Advances to/from Related Parties

10.	ADVANCES TO/ FROM RELATED PARTIES

Amounts due to/ from related parties, other than the note receivable from REGI US, Inc. are unsecured, non-interest bearing and have no fixed terms of repayment. Unless otherwise indicated, the following table represents companies controlled by the President and CEO of the Company or companies where he is the President and CEO.

Advances to related parties:

	May 31, 2012 $	May 31, 2011 $	May 31, 2010 $
IAS Energy, Inc.	-	24,821	24,821
Linux Gold, Inc. (b)	-	74,946	72,672
REGI US, Inc. (a)	25,224	28,600	28,600
	25,224	128,367	126,093

Advances from related parties:

	May 31, 2012 $	May 31, 2011 $	May 31, 2010 $
Minewest Silver and Gold Corp.	4,458	-	-
Linux Gold Corp. (b)	49,433	-	-
KLR Petroleum Ltd.	-	-	5,990
Reg Technologies Inc.	-	7,213	14,598
SMR Investments Ltd.	-	8,776	4,900
	53,891	15,989	25,488

(a) During the year ended May 31, 2012 REGI US, Inc. repaid $3,916 to the Company and converted the balance of $24,684 into a promissory note owed to the Company at annual interest rate of $6%, for which the Company recorded interest income of $540 on the promissory note during the year ended May 31, 2012. The note matured on April 18, 2012 and was extended to an expiry date of December 31, 2012.

(b) During the year ended May 31, 2012, Linux and the Company revised the Fish Creek property option agreement whereby the Company applied $142,517 of the balance owed by Linux as cash payment in lieu of exploration work required by the option agreement, in consideration of which Linux extended the option agreement for an additional year (Note 9).